PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	December 31,	June 30,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

At cost:
Buildings	46	46	7
Machinery and equipment	1,177	1,084	162
Motor vehicles	2,486	2,486	371
Office and other equipment	728	734	110
	4,437	4,350	650

Accumulated depreciation and amortization	(3,722)	(3,772)	(564)

Net book value	715	578	86